ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 105.34%
ASSET-BACKED SECURITIES — 5.75%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 150,000 $ 132,869
Flexential Issuer,
Series 2021-1A, Class A2
3.25% 11/27/51
1
150,000 136,483
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70% 01/20/49
1
66,531 59,695
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29% 01/20/48
1
174,852 150,056
Sunnova Helios VII Issuer LLC,
Series 2021-C, Class A
2.03% 10/20/48
1
189,825 168,345
Total Asset-Backed Securities
(Cost $726,109) 647,448
MORTGAGE-BACKED — 78.98%**
Non-Agency Commercial Mortgage-Backed — 34.40%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A1
3.90% 08/10/35
1
150,000 147,118
BX Commercial Mortgage Trust,
Series 2022-AHP, Class AS
(CME Term SOFR 1-Month plus 1.49%)
2.77% 01/17/39
1,2
155,000 150,454
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
125,000 118,989
CAMB Commercial Mortgage Trust,
Series 2021-CX2, Class B
2.86% 11/10/46
1,3
150,000 121,465
Commercial Mortgage Trust,
Series 2019-521F, Class A
(LIBOR USD 1-Month plus 0.90%)
2.22% 06/15/34
1,2
150,000 145,979
Commercial Mortgage Trust,
Series 2020-CX, Class A
2.17% 11/10/46
1
176,000 145,633
Commercial Mortgage Trust,
Series 2022-HC, Class A
2.82% 01/10/39
1
150,000 138,057
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.65% 10/10/34
1,3
150,000 135,582
DOLP Trust,
Series 2021-NYC, Class A
2.96% 05/10/41
1
150,000 131,665
DROP Mortgage Trust,
Series 2021-FILE, Class A
(LIBOR USD 1-Month plus 1.15%)
2.47% 10/15/43
1,2
150,000 143,915
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Frost CMBS DAC,
Series 2021-1A, Class GBB
(Ireland)
(SONIA plus 1.65%)
2.28% 11/22/26
1,2,4
$ 250,000 $ 296,653
Grace Trust,
Series 2020-GRCE, Class B
2.60% 12/10/40
1
150,000 123,850
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
150,000 135,711
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,3
150,000 133,836
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
150,000 138,070
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A
(LIBOR USD 1-Month plus 0.80%)
2.12% 05/15/36
1,2
130,000 128,458
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
3.02% 11/05/44
1,3
125,000 95,536
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class F
3.02% 11/05/44
1,3
200,000 137,400
Manhattan West Mortgage Trust,
Series 2020-1MW, Class A
2.13% 09/10/39
1
160,000 141,501
MFT Mortgage Trust,
Series 2020-B6, Class B
3.39% 08/10/40
1,3
150,000 123,201
Morgan Stanley Capital I Trust,
Series 2020-CNP, Class A
2.51% 04/05/42
1,3
150,000 126,887
Natixis Commercial Mortgage Securities Trust,
Series 2019-10K, Class A
3.62% 05/15/39
1
150,000 139,300
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
150,000 130,350
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(LIBOR USD 1-Month plus 1.25%)
2.57% 01/15/36
1,2
150,000 146,349
SFO Commercial Mortgage Trust,
Series 2021-555, Class C
(LIBOR USD 1-Month plus 1.80%)
3.12% 05/15/38
1,2
130,000 122,398
Shops at Crystals Trust,
Series 2016-CSTL, Class A
3.13% 07/05/36
1
150,000 137,118
SLG Office Trust,
Series 2021-OVA, Class A
2.59% 07/15/41

100,000 85,278

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
STWD Mortgage Trust,
Series 2021-LIH, Class A
(LIBOR USD 1-Month plus 0.86%)
2.18% 11/15/36
1,2
$ 160,000 $ 153,125
3,873,878
U.S. Agency Commercial Mortgage-Backed — 1.08%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.30% 07/25/41
3
1,094,601 121,249
U.S. Agency Mortgage-Backed — 43.50%
Fannie Mae Pool AL9266
3.00% 10/01/46 144,155 136,720
Fannie Mae Pool BO2256
3.00% 10/01/49 326,571 307,368
Fannie Mae Pool CA5496
3.00% 04/01/50 409,244 386,331
Fannie Mae Pool FM2870
3.00% 03/01/50 255,568 241,020
Fannie Mae Pool FM3687
2.50% 06/01/50 369,051 336,051
Fannie Mae Pool FS1598
2.00% 04/01/52 123,139 107,109
Fannie Mae Pool MA4398
2.00% 08/01/51 175,648 153,000
Fannie Mae Pool MA4414
2.50% 09/01/51 206,632 186,310
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00% 05/25/48 251,733 244,539
Freddie Mac Gold Pool G67707
3.50% 01/01/48 224,936 221,897
Freddie Mac Gold Pool G67708
3.50% 03/01/48 44,047 43,072
Freddie Mac Pool QA7550
3.00% 03/01/50 73,450 69,062
Freddie Mac Pool QA8518
3.00% 04/01/50 89,224 83,894
Freddie Mac Pool RA3282
3.00% 08/01/50 405,556 382,217
Freddie Mac Pool RA5552
3.00% 07/01/51 253,018 236,658
Freddie Mac Pool RA5855
2.50% 09/01/51 212,941 191,998
Freddie Mac Pool RA6528
2.50% 02/01/52 23,844 21,480
Freddie Mac Pool SD7511
3.50% 01/01/50 39,913 38,912
Freddie Mac Pool SD8222
4.00% 06/01/52 98,894 97,599
Freddie Mac REMICS,
Series 3067, Class FA
(LIBOR USD 1-Month plus 0.35%)
1.67% 11/15/35
2
71,089 70,953
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
1.62% 04/15/35
2
$ 20,262 $ 20,256
Freddie Mac REMICS,
Series 3210, Class F
(LIBOR USD 1-Month plus 0.40%)
1.72% 05/15/36
2
6,622 6,630
Freddie Mac REMICS,
Series 4139, Class DA
1.25% 12/15/27 30,894 29,435
Ginnie Mae (TBA)
2.50% 07/20/52 150,000 137,167
UMBS (TBA)
2.00% 07/01/52 250,000 216,913
2.00% 08/01/52 350,000 303,401
2.50% 07/01/52 50,000 44,951
2.50% 08/01/52 325,000 291,798
3.00% 07/01/52 100,000 93,108
3.00% 08/01/52 25,000 23,291
4.00% 07/01/52 75,000 73,979
4.50% 07/01/52 100,000 100,410
4,897,529
Total Mortgage-Backed
(Cost $9,717,591) 8,892,656
U.S. TREASURY SECURITIES — 20.61%
U.S. Treasury Bonds — 4.34%
U.S. Treasury Bonds
2.00% 11/15/41 28,000 22,145
2.38% 02/15/42 65,000 55,123
2.88% 05/15/52 435,000 410,871
488,139
U.S. Treasury Notes — 16.27%
U.S. Treasury Notes
2.50% 05/31/24 62,000 61,452
2.63% 05/31/27 113,000 110,877
2.88% 05/15/32 497,000 491,080
2.88% 06/15/25 774,000 771,247
3.00% 06/30/24 61,000 61,036
3.25% 06/30/27 333,000 336,304
1,831,996
Total U.S. Treasury Securities
(Cost $2,329,868) 2,320,135
Total Bonds — 105.34%
(Cost $12,773,568)
11,860,239

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 10.10%
Money Market Funds — 9.25%
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
5
1,041,063 $ 1,041,063
U.S. Agency Discount Notes — 0.85%
Federal Home Loan Bank
1.04%
6
06/14/24 $ 100,000 96,180
Total Short-Term Investments
(Cost $1,141,063) 1,137,243
Total Investments - 115.44%
(Cost $13,914,631) 12,997,482
Liabilities in Excess of Other Assets - (15.44)% (1,738,258)
Net Assets - 100.00% $ 11,259,224
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Foreign denominated security issued by foreign domiciled entity.
5
Represents the current yield as of June 30, 2022.
6
Represents annualized yield at date of purchase.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 323,422 GBP 247,000 Bank of America N.A. 07/08/22 $ 23,411
USD 302,683 GBP 247,000 Citigroup Global Markets, Inc. 10/07/22 2,115
25,526
GBP 247,000 USD 302,130 Citigroup Global Markets, Inc. 07/08/22 (2,119)
NET UNREALIZED APPRECIATION $ 23,407
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 8 09/30/22 $ 1,680,125 $ (8,771) $ (8,771)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 3 09/30/22 (336,750) 3,420 3,420
TOTAL FUTURES CONTRACTS $ 1,343,375 $ (5,351) $ (5,351)

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
ESG SECURITIZED FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,041,063 $ — $ — $ 1,041,063
U.S. Agency Discount Notes — 96,180 — 96,180
Long-Term Investments:
Asset-Backed Securities — 647,448 — 647,448
Mortgage-Backed Securities — 8,892,656 — 8,892,656
U.S. Treasury Securities 2,320,135 — — 2,320,135
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 25,526 — 25,526
Interest rate contracts 3,420 — — 3,420
Liabilities:
Foreign currency exchange contracts — (2,119) — (2,119)
Interest rate contracts (8,771) — — (8,771)
Total $ 3,355,847 $ 9,659,691 $ — $ 13,015,538
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.